Income Taxes (Schedule of Significant Components of Net Deferred Tax Assets and Liabilities) (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Schedule of Deferred Tax Assets and Liabilities [Line Items]
Total current net deferred tax liabilities	$ 1,480,100	$ 1,387,968
Total noncurrent net deferred tax liabilities	3,475,045	4,158,498
Current Liabilities [Member]
Schedule of Deferred Tax Assets and Liabilities [Line Items]
Revenue recognized in completion percentage method	1,480,100	1,387,968
Noncurrent Liabilities [Member]
Schedule of Deferred Tax Assets and Liabilities [Line Items]
Intangible assets valuation in business combination	163,599	235,514
Revenue recognized in completion percentage method	$ 3,311,446	$ 3,922,984